Distribution Date:	06/10/22	COMM 2015-LC23 Mortgage Trust
Determination Date:	06/06/22
Next Distribution Date:	07/12/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-LC23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20		David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28	Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	29	Representative
			-
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12636FBE2	1.811000%	39,109,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636FBF9	3.221000%	210,190,000.00	119,901,424.60	61,507.74	321,835.41	0.00	0.00	383,343.15	119,839,916.86	35.22%	30.00%
A-SB	12636FBG7	3.598000%	53,371,000.00	36,836,359.52	866,421.13	110,447.68	0.00	0.00	976,868.81	35,969,938.39	35.22%	30.00%
A-3	12636FBH5	3.521000%	125,000,000.00	125,000,000.00	0.00	366,770.83	0.00	0.00	366,770.83	125,000,000.00	35.22%	30.00%
A-4	12636FBJ1	3.774000%	244,968,000.00	244,968,000.00	0.00	770,424.36	0.00	0.00	770,424.36	244,968,000.00	35.22%	30.00%
A-M	12636FBM4	4.158000%	61,258,000.00	61,258,000.00	0.00	212,258.97	0.00	0.00	212,258.97	61,258,000.00	27.67%	23.63%
B	12636FBN2	4.459000%	51,649,000.00	51,649,000.00	0.00	191,919.08	0.00	0.00	191,919.08	51,649,000.00	21.30%	18.25%
C	12636FBP7	4.758417%	43,241,000.00	43,241,000.00	0.00	171,465.61	0.00	0.00	171,465.61	43,241,000.00	15.98%	13.75%
D	12636FAL7	3.758417%	28,828,000.00	28,828,000.00	0.00	90,289.71	0.00	0.00	90,289.71	28,828,000.00	12.42%	10.75%
E	12636FAN3	3.758417%	24,022,000.00	24,022,000.00	0.00	75,237.25	0.00	0.00	75,237.25	24,022,000.00	9.46%	8.25%
F	12636FAQ6	3.250000%	22,822,000.00	22,822,000.00	0.00	61,809.58	0.00	0.00	61,809.58	22,822,000.00	6.65%	5.88%
G	12636FAS2	3.250000%	10,810,000.00	10,810,000.00	0.00	29,277.08	0.00	0.00	29,277.08	10,810,000.00	5.32%	4.75%
H	12636FAU7	3.250000%	12,012,000.00	12,012,000.00	0.00	32,532.50	0.00	0.00	32,532.50	12,012,000.00	3.84%	3.50%
J*	12636FAW3	3.250000%	33,632,147.00	31,173,671.47	0.00	9,434.49	0.00	0.00	9,434.49	31,173,671.47	0.00%	0.00%
V	12636FAZ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636FBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12636FBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			960,912,147.00	812,521,455.59	927,928.87	2,443,702.55	0.00	0.00	3,371,631.42	811,593,526.72

XP-A	12636FBK8	0.716739%	733,896,000.00	138,243,000.00	0.00	82,570.15	0.00	0.00	82,570.15	136,366,000.00
XS-A	12636FBL6	0.953474%	733,896,000.00	587,963,784.12	0.00	467,173.50	0.00	0.00	467,173.50	587,035,855.25
X-B	12636FAA1	0.162974%	94,890,000.00	94,890,000.00	0.00	12,887.17	0.00	0.00	12,887.17	94,890,000.00
X-C	12636FAC7	1.000000%	52,850,000.00	52,850,000.00	0.00	44,041.67	0.00	0.00	44,041.67	52,850,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	12636FAE3	1.508417%	22,822,000.00	22,822,000.00	0.00	28,687.58	0.00	0.00	28,687.58	22,822,000.00
X-E	12636FAG8	1.508417%	22,822,000.00	22,822,000.00	0.00	28,687.58	0.00	0.00	28,687.58	22,822,000.00
X-F	12636FAJ2	1.508417%	33,632,147.00	31,173,671.47	0.00	39,185.76	0.00	0.00	39,185.76	31,173,671.47
Notional SubTotal			1,694,808,147.00	950,764,455.59	0.00	703,233.41	0.00	0.00	703,233.41	947,959,526.72

Deal Distribution Total					927,928.87	3,146,935.96	0.00	0.00	4,074,864.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636FBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636FBF9	570.44304962	0.29262924	1.53116423	0.00000000	0.00000000	0.00000000	0.00000000	1.82379347	570.15042038
A-SB	12636FBG7	690.19429128	16.23393097	2.06943246	0.00000000	0.00000000	0.00000000	0.00000000	18.30336344	673.96036031
A-3	12636FBH5	1,000.00000000	0.00000000	2.93416664	0.00000000	0.00000000	0.00000000	0.00000000	2.93416664	1,000.00000000
A-4	12636FBJ1	1,000.00000000	0.00000000	3.14500000	0.00000000	0.00000000	0.00000000	0.00000000	3.14500000	1,000.00000000
A-M	12636FBM4	1,000.00000000	0.00000000	3.46500000	0.00000000	0.00000000	0.00000000	0.00000000	3.46500000	1,000.00000000
B	12636FBN2	1,000.00000000	0.00000000	3.71583341	0.00000000	0.00000000	0.00000000	0.00000000	3.71583341	1,000.00000000
C	12636FBP7	1,000.00000000	0.00000000	3.96534793	0.00000000	0.00000000	0.00000000	0.00000000	3.96534793	1,000.00000000
D	12636FAL7	1,000.00000000	0.00000000	3.13201436	0.00000000	0.00000000	0.00000000	0.00000000	3.13201436	1,000.00000000
E	12636FAN3	1,000.00000000	0.00000000	3.13201440	0.00000000	0.00000000	0.00000000	0.00000000	3.13201440	1,000.00000000
F	12636FAQ6	1,000.00000000	0.00000000	2.70833319	0.00000000	0.00000000	0.00000000	0.00000000	2.70833319	1,000.00000000
G	12636FAS2	1,000.00000000	0.00000000	2.70833302	0.00000000	0.00000000	0.00000000	0.00000000	2.70833302	1,000.00000000
H	12636FAU7	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
J	12636FAW3	926.90102330	0.00000000	0.28052000	2.22983683	58.51515308	0.00000000	0.00000000	0.28052000	926.90102330
V	12636FAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636FBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12636FBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
XP-A	12636FBK8	188.36865169	0.00000000	0.11250933	0.00000000	0.00000000	0.00000000	0.00000000	0.11250933	185.81106860
XS-A	12636FBL6	801.15409284	0.00000000	0.63656635	0.00000000	0.00000000	0.00000000	0.00000000	0.63656635	799.88970542
X-B	12636FAA1	1,000.00000000	0.00000000	0.13581168	0.00000000	0.00000000	0.00000000	0.00000000	0.13581168	1,000.00000000
X-C	12636FAC7	1,000.00000000	0.00000000	0.83333340	0.00000000	0.00000000	0.00000000	0.00000000	0.83333340	1,000.00000000
X-D	12636FAE3	1,000.00000000	0.00000000	1.25701428	0.00000000	0.00000000	0.00000000	0.00000000	1.25701428	1,000.00000000
X-E	12636FAG8	1,000.00000000	0.00000000	1.25701428	0.00000000	0.00000000	0.00000000	0.00000000	1.25701428	1,000.00000000
X-F	12636FAJ2	926.90102330	0.00000000	1.16512811	0.00000000	0.00000000	0.00000000	0.00000000	1.16512811	926.90102330

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	05/01/22 - 05/30/22	30	0.00	321,835.41	0.00	321,835.41	0.00	0.00	0.00	321,835.41	0.00
A-SB	05/01/22 - 05/30/22	30	0.00	110,447.68	0.00	110,447.68	0.00	0.00	0.00	110,447.68	0.00
A-3	05/01/22 - 05/30/22	30	0.00	366,770.83	0.00	366,770.83	0.00	0.00	0.00	366,770.83	0.00
A-4	05/01/22 - 05/30/22	30	0.00	770,424.36	0.00	770,424.36	0.00	0.00	0.00	770,424.36	0.00
XP-A	05/01/22 - 05/30/22	30	0.00	82,570.15	0.00	82,570.15	0.00	0.00	0.00	82,570.15	0.00
XS-A	05/01/22 - 05/30/22	30	0.00	467,173.50	0.00	467,173.50	0.00	0.00	0.00	467,173.50	0.00
X-B	05/01/22 - 05/30/22	30	0.00	12,887.17	0.00	12,887.17	0.00	0.00	0.00	12,887.17	0.00
X-C	05/01/22 - 05/30/22	30	0.00	44,041.67	0.00	44,041.67	0.00	0.00	0.00	44,041.67	0.00
X-D	05/01/22 - 05/30/22	30	0.00	28,687.58	0.00	28,687.58	0.00	0.00	0.00	28,687.58	0.00
X-E	05/01/22 - 05/30/22	30	0.00	28,687.58	0.00	28,687.58	0.00	0.00	0.00	28,687.58	0.00
X-F	05/01/22 - 05/30/22	30	0.00	39,185.76	0.00	39,185.76	0.00	0.00	0.00	39,185.76	0.00
A-M	05/01/22 - 05/30/22	30	0.00	212,258.97	0.00	212,258.97	0.00	0.00	0.00	212,258.97	0.00
B	05/01/22 - 05/30/22	30	0.00	191,919.08	0.00	191,919.08	0.00	0.00	0.00	191,919.08	0.00
C	05/01/22 - 05/30/22	30	0.00	171,465.61	0.00	171,465.61	0.00	0.00	0.00	171,465.61	0.00
D	05/01/22 - 05/30/22	30	0.00	90,289.71	0.00	90,289.71	0.00	0.00	0.00	90,289.71	0.00
E	05/01/22 - 05/30/22	30	0.00	75,237.25	0.00	75,237.25	0.00	0.00	0.00	75,237.25	0.00
F	05/01/22 - 05/30/22	30	0.00	61,809.58	0.00	61,809.58	0.00	0.00	0.00	61,809.58	0.00
G	05/01/22 - 05/30/22	30	0.00	29,277.08	0.00	29,277.08	0.00	0.00	0.00	29,277.08	0.00
H	05/01/22 - 05/30/22	30	0.00	32,532.50	0.00	32,532.50	0.00	0.00	0.00	32,532.50	0.00
J	05/01/22 - 05/30/22	30	1,892,996.03	84,428.69	0.00	84,428.69	74,994.20	0.00	0.00	9,434.49	1,967,990.23
Totals			1,892,996.03	3,221,930.16	0.00	3,221,930.16	74,994.20	0.00	0.00	3,146,935.96	1,967,990.23

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,074,864.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,234,962.02	Master Servicing Fee	7,802.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,078.46
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	349.84
ARD Interest	0.00	Operating Advisor Fee	1,591.04
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,234,962.02	Total Fees	13,031.87

Principal		Expenses/Reimbursements
Scheduled Principal	927,928.87	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	59,792.19
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,099.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,102.43
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	927,928.87	Total Expenses/Reimbursements	74,994.20

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,146,935.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	927,928.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,074,864.83
Total Funds Collected	4,162,890.89	Total Funds Distributed	4,162,890.90

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	812,521,455.59	812,521,455.59	Beginning Certificate Balance	812,521,455.59
(-) Scheduled Principal Collections	927,928.87	927,928.87	(-) Principal Distributions	927,928.87
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	811,593,526.72	811,593,526.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	813,314,635.31	813,314,635.31	Ending Certificate Balance	811,593,526.72
Ending Actual Collateral Balance	812,489,320.17	812,489,320.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	23,044,432.50	2.84%	40	4.6199	NAP	Defeased	2	23,044,432.50	2.84%	40	4.6199	NAP
	7,499,999 or less	26	97,066,022.43	11.96%	39	4.6776	1.649150	1.39 or less	20	336,218,876.24	41.43%	27	4.7678	1.007901
7,500,000 to 14,999,999		13	138,717,240.49	17.09%	40	4.6636	1.388859	1.40 to 1.44	2	20,007,728.43	2.47%	40	4.7018	1.435536
15,000,000 to 24,999,999		6	119,157,187.95	14.68%	40	4.7246	1.755831	1.45 to 1.54	2	24,919,527.12	3.07%	39	4.6062	1.492674
25,000,000 to 49,999,999		8	294,008,643.35	36.23%	21	4.7480	1.547763	1.55 to 1.99	19	161,155,137.39	19.86%	39	4.6641	1.771747
50,000,000 to 74,999,999		2	139,600,000.00	17.20%	40	4.1979	3.002785	2.00 to 2.49	9	127,546,265.07	15.72%	31	4.7795	2.254557
	75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 or greater	3	118,701,559.97	14.63%	39	3.9828	3.861103
	Totals	57	811,593,526.72	100.00%	33	4.6235	1.806080	Totals	57	811,593,526.72	100.00%	33	4.6235	1.806080
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	23,044,432.50	2.84%	40	4.6199	NAP
							Defeased	3	23,044,432.50	2.84%	40	4.6199	NAP
California	12	197,715,813.81	24.36%	38	4.5236	1.883733
							Lodging	26	172,813,238.72	21.29%	23	4.9752	1.252103
Colorado	1	6,640,000.00	0.82%	40	4.4800	2.317500
							Mixed Use	2	7,069,939.06	0.87%	40	4.8392	1.933956
Connecticut	3	9,308,670.61	1.15%	20	5.0633	1.480825
							Mobile Home Park	2	9,287,992.59	1.14%	40	4.4917	2.252726
Florida	5	38,059,279.09	4.69%	29	4.9859	1.675157
							Multi-Family	8	97,499,023.88	12.01%	12	4.7704	1.301287
Georgia	5	10,601,509.77	1.31%	17	4.9287	1.505509
							Office	17	259,364,483.84	31.96%	40	4.3512	2.588113
Illinois	12	59,087,792.12	7.28%	36	4.8650	0.632021
							Retail	26	239,727,243.56	29.54%	40	4.5984	1.450302
Indiana	1	3,090,424.35	0.38%	4	4.9600	1.296700
							Self Storage	1	2,787,172.57	0.34%	40	5.0800	2.163100
Iowa	1	702,000.00	0.09%	40	5.2100	1.948100
							Totals	85	811,593,526.72	100.00%	33	4.6235	1.806080
Kentucky	1	3,909,984.39	0.48%	4	4.9600	1.296700

Michigan	5	28,546,395.09	3.52%	37	4.6373	1.515507

New Jersey	1	2,647,992.59	0.33%	40	4.5210	2.090300

New Mexico	2	9,519,756.93	1.17%	31	4.7449	1.237733

New York	5	194,294,251.56	23.94%	26	4.3307	2.411920

North Carolina	5	13,002,618.53	1.60%	29	4.9067	2.041497

Ohio	5	20,482,235.69	2.52%	40	4.9213	1.032565

Pennsylvania	3	57,157,242.89	7.04%	40	4.7084	1.213744

South Carolina	1	37,068,425.16	4.57%	40	4.9000	2.277200

Tennessee	1	1,690,342.60	0.21%	4	4.9600	1.296700

Texas	10	70,682,700.08	8.71%	34	4.7118	1.503249

Virgin Islands	1	2,787,172.57	0.34%	40	5.0800	2.163100

Virginia	1	7,178,037.24	0.88%	40	4.6800	1.379100

Washington	1	14,376,449.16	1.77%	4	4.9600	1.296700

Totals	85	811,593,526.72	100.00%	33	4.6235	1.806080

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	23,044,432.50	2.84%	40	4.6199	NAP	Defeased	2	23,044,432.50	2.84%	40	4.6199	NAP
	4.4999% or less	12	218,653,483.85	26.94%	39	4.1015	2.619053	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	16	195,386,458.23	24.07%	25	4.6226	1.635727	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	27	374,509,152.14	46.14%	33	4.9289	1.452396	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	811,593,526.72	100.00%	33	4.6235	1.806080	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	55	788,549,094.22	97.16%	33	4.6236	1.821319
								Totals	57	811,593,526.72	100.00%	33	4.6235	1.806080
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	23,044,432.50	2.84%	40	4.6199	NAP	Defeased	2	23,044,432.50	2.84%	40	4.6199	NAP
	60 months or less	55	788,549,094.22	97.16%	33	4.6236	1.821319	Interest Only	14	350,017,637.90	43.13%	24	4.5260	2.295558
	61 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	57,971,806.80	7.14%	40	4.7827	0.392087
	118 months or more	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	32	380,559,649.52	46.89%	40	4.6890	1.602860
	Totals	57	811,593,526.72	100.00%	33	4.6235	1.806080	Totals	57	811,593,526.72	100.00%	33	4.6235	1.806080
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	23,044,432.50	2.84%	40	4.6199	NAP				None
Underwriter's Information		1	31,689,655.16	3.90%	4	4.9600	2.350000
	12 months or less	53	752,994,460.61	92.78%	34	4.6079	1.806116
	13 to 24 months	1	3,864,978.45	0.48%	40	4.9100	0.448600
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	811,593,526.72	100.00%	33	4.6235	1.806080
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	28000779	LO	Various	Various	Actual/360	4.960%	203,245.98	51,724.14	0.00	N/A	10/06/22	--	47,586,206.88	47,534,482.74	06/06/22
1A	656100482				Actual/360	4.960%	135,497.32	34,482.76	0.00	N/A	10/06/22	--	31,724,137.92	31,689,655.16	06/06/22
2	304951002	OF	New York	NY	Actual/360	4.832%	291,262.22	0.00	0.00	N/A	11/01/25	--	70,000,000.00	70,000,000.00	06/01/22
3	304951003	OF	New York	NY	Actual/360	3.560%	213,374.65	0.00	0.00	N/A	09/06/25	--	69,600,000.00	69,600,000.00	06/06/22
4	28000783	MF	Brooklyn	NY	Actual/360	4.725%	187,162.50	0.00	0.00	N/A	10/06/20	--	46,000,000.00	46,000,000.00	05/06/21
5	304951005	OF	Los Angeles	CA	Actual/360	4.540%	166,933.28	0.00	0.00	N/A	09/06/25	--	42,700,000.00	42,700,000.00	06/06/22
7	304951007	LO	Hilton Head Island	SC	Actual/360	4.900%	156,642.96	55,647.73	0.00	N/A	10/06/25	--	37,124,072.89	37,068,425.16	05/06/22
8	406100334	LO	Chicago	IL	Actual/360	4.990%	135,318.48	74,924.24	0.00	N/A	10/06/25	--	31,491,792.02	31,416,867.78	06/06/22
9	304951009	OF	Palo Alto	CA	Actual/360	4.350%	108,681.04	55,596.85	0.00	N/A	09/06/25	--	29,013,849.20	28,958,252.35	06/06/22
10	304951010	RT	Springfield Township	PA	Actual/360	4.449%	109,919.51	53,760.21	0.00	N/A	10/06/25	--	28,694,720.37	28,640,960.16	06/06/22
11	28000760	RT	Laguna Niguel	CA	Actual/360	4.517%	90,959.00	43,580.42	0.00	N/A	09/06/25	--	23,384,945.97	23,341,365.55	06/06/22
12	407000563	RT	San Jose	CA	Actual/360	4.490%	92,803.67	0.00	0.00	N/A	11/06/25	--	24,000,000.00	24,000,000.00	06/06/22
13	407000561	RT	Los Angeles	CA	Actual/360	4.643%	81,166.39	36,811.52	0.00	N/A	10/06/25	07/06/25	20,303,228.44	20,266,416.92	06/06/22
16	656100476	LO	Lake Mary	FL	Actual/360	5.140%	83,760.46	25,321.60	0.00	N/A	09/06/25	--	18,924,166.69	18,898,845.09	06/06/22
17	656100478	RT	Austin	TX	Actual/360	4.460%	69,955.63	29,645.87	0.00	N/A	10/06/25	--	18,214,977.66	18,185,331.79	06/06/22
18	406100331	OF	Redondo Beach	CA	Actual/360	4.767%	69,331.19	29,976.59	0.00	N/A	10/06/25	--	16,889,793.44	16,859,816.85	06/06/22
19	28000766	RT	Kenhorst	PA	Actual/360	5.100%	78,578.38	20,781.43	0.00	N/A	10/06/25	--	17,892,610.10	17,871,828.67	06/06/22
20	407000547	RT	Addison	TX	Actual/360	4.760%	59,200.66	25,665.01	0.00	N/A	10/06/25	--	14,443,098.60	14,417,433.59	06/06/22
21	304951021	RT	Los Angeles	CA	Actual/360	4.160%	49,367.21	19,742.11	0.00	N/A	08/06/25	--	13,781,170.17	13,761,428.06	06/06/22
22	406100335	RT	Brentwood	CA	Actual/360	5.216%	55,374.36	13,596.63	0.00	N/A	10/06/25	--	12,327,367.27	12,313,770.64	06/06/22
23	304951023	RT	Los Angeles	CA	Actual/360	4.010%	43,592.42	18,546.54	0.00	N/A	09/06/25	--	12,624,303.02	12,605,756.48	05/06/22
24	28000765	RT	Montgomeryville	PA	Actual/360	4.750%	43,616.41	18,981.27	0.00	N/A	10/01/25	--	10,663,435.33	10,644,454.06	06/01/22
25	407000550	RT	Colerain Township	OH	Actual/360	4.790%	42,095.11	18,830.50	0.00	N/A	10/06/25	--	10,204,497.17	10,185,666.67	01/06/22
26	28000785	MF	Grand Rapids	MI	Actual/360	4.650%	40,832.77	18,465.46	0.00	N/A	10/06/25	--	10,197,569.44	10,179,103.98	06/06/22
27	304951027	OF	Birmingham	MI	Actual/360	4.660%	42,748.40	15,586.30	0.00	N/A	10/06/25	--	10,653,068.41	10,637,482.11	06/06/22
28	407000549	MF	San Antonio	TX	Actual/360	4.890%	45,245.04	13,068.06	0.00	N/A	10/06/25	--	10,744,913.90	10,731,845.84	06/06/22
29	28000761	RT	San Juan Capistrano	CA	Actual/360	4.647%	37,536.36	17,102.08	0.00	N/A	09/06/25	--	9,380,376.45	9,363,274.37	06/06/22
30	304951030	Various Avon Lake		OH	Actual/360	4.989%	34,237.20	13,611.42	0.00	N/A	10/06/25	--	7,970,196.10	7,956,584.68	06/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	28000764	MF	Champaign	IL	Actual/360	4.694%	33,877.01	10,694.83	0.00	N/A	09/06/25	--	8,381,134.84	8,370,440.01	06/06/22
32	28000740	OF	Aurora	IL	Actual/360	4.499%	27,971.31	13,572.01	0.00	N/A	08/06/25	--	7,220,006.92	7,206,434.91	06/06/22
33	28000790	RT	Boca Raton	FL	Actual/360	4.640%	30,166.44	0.00	0.00	N/A	11/06/25	--	7,550,000.00	7,550,000.00	06/06/22
34	28000786	MF	Albuquerque	NM	Actual/360	4.670%	28,436.86	10,325.85	0.00	N/A	10/06/25	--	7,071,402.64	7,061,076.79	06/06/22
35	304951035	RT	Virginia Beach	VA	Actual/360	4.680%	28,964.34	9,144.85	0.00	N/A	10/06/25	--	7,187,182.09	7,178,037.24	06/06/22
37	406100327	MF	Pembroke	NC	Actual/360	4.860%	26,837.40	11,200.07	0.00	N/A	10/06/25	--	6,412,760.04	6,401,559.97	06/06/22
38	28000781	MH	Colorado Springs	CO	Actual/360	4.480%	25,615.64	0.00	0.00	N/A	10/06/25	--	6,640,000.00	6,640,000.00	06/06/22
39	28000757	RT	San Diego	CA	Actual/360	4.593%	22,723.60	10,571.10	0.00	N/A	09/06/25	--	5,745,416.93	5,734,845.83	06/06/22
40	406100333	OF	O Fallon	IL	Actual/360	4.772%	22,112.30	14,313.40	0.00	N/A	10/06/25	--	5,381,140.76	5,366,827.36	06/06/22
41	406100323	RT	Katy	TX	Actual/360	4.600%	22,236.41	10,316.51	0.00	N/A	09/06/25	--	5,613,680.78	5,603,364.27	06/06/22
42	304951042	MF	Rochester	NY	Actual/360	5.000%	19,998.40	7,916.32	0.00	N/A	10/06/25	--	4,644,789.96	4,636,873.64	06/06/22
43	28000782	LO	Portland	TX	Actual/360	4.910%	16,410.43	16,339.27	0.00	N/A	10/06/25	--	3,881,317.72	3,864,978.45	06/06/22
44	28300723	OF	New York	NY	Actual/360	3.665%	12,844.84	12,630.97	0.00	N/A	07/06/25	--	4,070,008.89	4,057,377.92	06/06/22
45	407000553	MF	Bridgeport	CT	Actual/360	5.194%	18,447.37	6,793.26	0.00	N/A	10/06/25	--	4,124,916.91	4,118,123.65	06/06/22
46	656100475	RT	Frisco	TX	Actual/360	4.520%	11,910.39	13,438.79	0.00	N/A	09/06/25	--	3,060,049.48	3,046,610.69	06/06/22
47	656100474	RT	Missouri City	TX	Actual/360	4.520%	11,275.91	15,819.36	0.00	N/A	09/06/25	--	2,897,037.44	2,881,218.08	06/06/22
49	304951049	RT	Rochester Hills	MI	Actual/360	4.410%	10,228.78	11,744.28	0.00	N/A	11/06/25	--	2,693,557.16	2,681,812.88	06/06/22
50	28000762	MU	San Juan Capistrano	CA	Actual/360	4.647%	12,394.08	5,646.92	0.00	N/A	09/06/25	--	3,097,293.64	3,091,646.72	06/06/22
51	406100317	RT	Atlanta	GA	Actual/360	4.859%	12,995.72	5,492.59	0.00	N/A	08/06/25	--	3,105,947.82	3,100,455.23	06/06/22
52	28000784	MH	Various	NY	Actual/360	4.455%	10,686.74	7,709.87	0.00	N/A	10/06/25	--	2,785,725.45	2,778,015.58	06/06/22
53	304951053	RT	Ferndale	MI	Actual/360	4.360%	8,734.33	10,269.24	0.00	N/A	10/06/25	--	2,326,398.54	2,316,129.30	06/06/22
54	407000551	SS	St Thomas	VI	Actual/360	5.080%	12,210.01	4,041.63	0.00	N/A	10/06/25	--	2,791,214.20	2,787,172.57	06/06/22
55	28000772	MH	Bayonne	NJ	Actual/360	4.521%	10,327.97	4,910.05	0.00	N/A	10/06/25	--	2,652,902.64	2,647,992.59	06/06/22
56	28000769	LO	Brook Park	OH	Actual/360	5.263%	10,647.32	9,588.96	0.00	N/A	10/06/25	--	2,349,573.30	2,339,984.34	05/06/20
58	28000778	RT	Rose Hill	NC	Actual/360	4.940%	4,243.25	0.00	0.00	10/06/25	10/06/30	--	997,500.00	997,500.00	06/06/22
59	28000776	RT	Moultrie	GA	Actual/360	4.940%	3,945.48	0.00	0.00	10/06/25	10/06/30	--	927,500.00	927,500.00	06/06/22
60	28000775	RT	Biscoe	NC	Actual/360	4.940%	3,647.71	0.00	0.00	10/06/25	10/06/30	--	857,500.00	857,500.00	06/06/22
61	28000777	RT	Rockingham	NC	Actual/360	4.940%	3,483.94	0.00	0.00	10/06/25	10/06/30	--	819,000.00	819,000.00	06/06/22

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Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
62	28000763	RT	De Soto	IA	Actual/360	5.210%	3,149.44	0.00	0.00	10/06/25	10/06/30	--	702,000.00	702,000.00 06/06/22
Totals							3,234,962.02	927,928.87	0.00				812,521,455.59	811,593,526.72
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,534,763.92	18,279,148.30	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	43,245,785.06	7,439,635.34	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	131,410,231.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,953,614.00	0.00	--	--	12/06/21	8,966,839.10	250,989.08	150,333.05	2,131,965.10	112,202.86	0.00
5	4,635,148.00	1,386,734.15	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,541,364.00	0.00	--	--	--	0.00	0.00	212,130.85	212,130.85	0.00	0.00
8	(2,077,002.35)	(329,867.19)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,119,112.00	1,930,061.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,673,840.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,578,447.40	654,661.46	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	620,037.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,994,339.77	2,646,867.60	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,478,999.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,178,192.79	555,325.92	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,404,571.40	388,428.26	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,522,065.76	693,165.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	614,430.60	183,420.58	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,504,359.44	313,650.55	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,141,215.08	0.00	--	--	--	0.00	0.00	62,084.61	62,084.61	0.00	0.00
24	1,086,426.04	271,607.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	436,800.00	200,497.00	01/01/21	09/30/21	07/06/21	5,592,656.75	889,484.31	37,714.46	235,443.67	0.00	0.00
26	1,217,020.54	316,574.28	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,057,810.90	277,440.92	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,272,853.53	356,573.13	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,002,684.77	236,926.96	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,124,156.00	927,001.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	588,815.22	171,358.44	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,278,964.69	306,318.51	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	745,389.96	186,347.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	689,544.81	153,978.95	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	632,100.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	959,004.74	305,886.46	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	174,061.41	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	164,870.54	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	792,796.99	205,580.21	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	725,523.68	177,464.16	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	443,227.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	211,091.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	12,682,623.89	2,595,138.59	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	548,659.00	414,238.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	364,000.00	91,000.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	369,000.00	92,250.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	483,963.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	406,947.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	106,247.30	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	277,006.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	460,001.38	106,798.45	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	351,727.40	97,122.11	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	86,149.00	01/01/21	09/30/21	04/06/22	87,645.16	2,866.13	19,819.85	502,780.52	0.00	0.00
58	94,749.60	47,374.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	85,947.20	42,973.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	81,916.00	40,958.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	76,823.03	38,411.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	73,407.66	36,703.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	256,074,462.76	42,989,120.37				14,647,141.01	1,143,339.52	482,082.83	3,144,404.75	112,202.86	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/10/22	0	0.00	0	0.00	2	12,525,651.01	0	0.00	2	12,525,651.01	0	0.00	0	0.00	0	0.00	4.623453%	4.586803%	33
05/12/22	0	0.00	0	0.00	2	12,554,070.47	0	0.00	2	12,554,070.47	0	0.00	0	0.00	0	0.00	4.623546%	4.586904%	34
04/12/22	1	12,644,189.31	1	10,224,605.30	1	2,359,462.35	0	0.00	2	12,584,067.65	0	0.00	0	0.00	0	0.00	4.623645%	4.587012%	35
03/11/22	1	10,243,275.83	0	0.00	1	2,368,963.44	0	0.00	2	12,612,239.27	0	0.00	0	0.00	0	0.00	4.623736%	4.587111%	36
02/11/22	0	0.00	0	0.00	2	12,645,411.54	0	0.00	2	12,645,411.54	0	0.00	0	0.00	0	0.00	4.623848%	4.587232%	37
01/12/22	0	0.00	0	0.00	2	12,673,323.10	0	0.00	3	12,673,323.10	0	0.00	0	0.00	1	3,887,121.87	4.623939%	4.587331%	38
12/10/21	0	0.00	0	0.00	3	19,025,652.99	0	0.00	3	19,025,652.99	0	0.00	0	0.00	0	0.00	4.627683%	4.589350%	39
11/15/21	0	0.00	0	0.00	3	19,071,435.22	0	0.00	3	19,071,435.22	0	0.00	0	0.00	0	0.00	4.627784%	4.589456%	40
10/13/21	0	0.00	0	0.00	3	19,114,408.39	0	0.00	3	19,114,408.39	0	0.00	1	250,000.00	0	0.00	4.627831%	4.589507%	41
09/13/21	0	0.00	0	0.00	3	19,159,822.17	0	0.00	3	19,159,822.17	0	0.00	0	0.00	1	19,344,592.60	4.628031%	4.589720%	42
08/12/21	0	0.00	0	0.00	3	19,202,416.24	0	0.00	3	19,202,416.24	0	0.00	0	0.00	0	0.00	4.635461%	4.591562%	42
07/12/21	0	0.00	0	0.00	3	19,244,827.58	0	0.00	3	19,244,827.58	0	0.00	0	0.00	0	0.00	4.635519%	4.591621%	43
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	28000783	05/06/21	12	5	150,333.05	2,131,965.10	360,836.74	46,000,000.00	10/22/20	7
7	304951007	05/06/22	0	B	212,130.85	212,130.85	0.00	37,124,072.89
23	304951023	05/06/22	0	B	62,084.61	62,084.61	0.00	12,624,303.02
25	407000550	01/06/22	4	6	37,714.46	235,443.67	5,513.44	10,775,361.05	12/29/17	7			06/03/19
56	28000769	05/06/20	24	6	19,819.85	502,780.52	387,817.66	2,571,889.15	08/10/20	7			05/07/21
Totals					482,082.83	3,144,404.75	754,167.84	109,095,626.11
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		46,000,000	0	46,000,000		0
0 - 6 Months		79,224,138	79,224,138	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		682,065,889	669,540,238	0		12,525,651
49 - 60 Months		0	0	0		0
> 60 Months		4,303,500	4,303,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	811,593,527	753,067,876	0	0	46,000,000	12,525,651
May-22	812,521,456	753,967,385	0	0	46,000,000	12,554,070
Apr-22	813,506,216	742,277,959	12,644,189	0	46,000,000	12,584,068
Mar-22	814,427,160	755,814,921	0	0	46,000,000	12,612,239
Feb-22	815,526,099	756,880,688	0	0	46,000,000	12,645,412
Jan-22	816,439,625	757,766,302	0	0	46,000,000	12,673,323
Dec-21	823,674,368	758,648,715	0	0	46,000,000	19,025,653
Nov-21	824,658,433	759,586,998	0	0	46,000,000	19,071,435
Oct-21	825,492,428	760,378,020	0	0	46,000,000	19,114,408
Sep-21	826,719,089	761,559,267	0	0	46,000,000	19,159,822
Aug-21	846,941,991	762,341,631	0	0	65,397,943	19,202,416
Jul-21	847,790,791	763,120,862	0	0	65,425,101	19,244,828
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	28000783	46,000,000.00	46,000,000.00	42,800,000.00	07/21/21	1,953,614.00	0.86980	12/31/21	10/06/20	I/O
25	407000550	10,185,666.67	10,775,361.05	5,300,000.00	01/28/22	174,400.00	0.31800	09/30/21	10/06/25	280
56	28000769	2,339,984.34	2,571,889.15	3,500,000.00	07/01/21	86,149.00	0.85140	09/30/21	10/06/25	159
Totals		58,525,651.01	59,347,250.20	51,600,000.00		2,214,163.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	28000783	MF	NY	10/22/20	7

Loan transferred on 10/22/20 due to Maturity default as the Loan matured on 10/06/20. Collateral consists of a 127-unit multifamily property located in Brooklyn, NY. Notice of Default was sent on 10/27/20. Loan is under active Cash

Management. Legal counsel was retained to file for foreclosure and/or receivership, if necessary. Foreclosure complaint was filed on 9/2/21 and the summary judgment motion was later filed on 12/8/21. Lender approved a property management change to an affiliate of Grey star. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

25	407000550	RT	OH	12/29/17	7

REO Title Date: 6/3/19: The subject is a 73,569 SF community retail center located in Colerain Township, OH, 10 miles north of the Cincinnati CBD. The improvements consist of two buildings: a 67,369 SF community center constructed in 1988

(renovated     in 2014, including roof replacement/facade work) and a 6,200 SF retail strip center constructed in 2003. The improvements reside on a 5.87-acre site with 345 parking spaces. As of 5/31/22, the property is 37% leased; Crossed with or is companion Loa n to: NA. Deferred Maintenance/Repair Issues: some parking lot repairs needed; Leasing Summary: Reach terms for a 10-yr lease for the 6,000 SF; leasing agent continues marketing the 30k SF vacant space.

Marketing Summary: Property is currently not being marketed for sale.

56	28000769	LO	OH	08/10/20	7

REO Title Date: May 7, 2021. Description of Collateral: A 3-story, 64-room limited service Best Western hotel originally built in 1996 on 1.9 acres along I-71 in Brook Park, OH, approx. 13 miles SW of Cleveland but near to the Cleveland Hopkins

Int' l Airport. It was last renovated in 2016. Amenities include an indoor pool, fitenss center, complemenatary breakfast, laundry facilities, business center. Crossed with or is a Companion Loan to: No. Deferred Maintenance/Repair Issues:

Misc./no major repairs. Operations Summary: Similar to the experience of the larger US lodging market, hotel performance significantly impacted by Covid-19. 2021 operations: Occ 43.5% (84.1% index), ADR $77.25 (101% index), RevPar

$33.57 (84.9% index). December saw a RevPar index of 102.9%. Marketing Summary: The property successfully surpassed the reserve price in the April Gen 2 auction. Property was marketed by CBRE. Closing is anticipated sometime in

June.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	28000779	0.00	4.96000%	0.00	4.96000%	9	08/03/20	05/06/20	10/06/20
1	28000779	0.00	4.96000%	0.00	4.96000%	9	05/10/21	05/06/20	10/06/20
1A	656100482	0.00	4.96000%	0.00	4.96000%	9	08/03/20	05/06/20	10/06/20
1A	656100482	0.00	4.96000%	0.00	4.96000%	9	05/10/21	05/06/20	10/06/20
7	304951007	0.00	4.90000%	0.00	4.90000%	10	07/31/20	08/06/20	10/06/20
8	406100334	0.00	4.99000%	0.00	4.99000%	2	12/23/20	12/23/20	01/06/21
10	304951010	29,871,644.90	4.44850%	29,871,644.90	4.44850%	10	06/29/20	05/06/20	08/06/20
15	407000560	0.00	4.95000%	0.00	4.95000%	1	10/06/20	10/06/20	10/06/20
21	304951021	14,200,000.00	4.16000%	14,200,000.00	4.16000%	10	06/04/20	06/06/20	08/06/20
23	304951023	13,000,000.00	4.01000%	13,000,000.00	4.01000%	10	06/04/20	06/06/20	08/06/20
43	28000782	4,260,788.49	4.91000%	4,260,788.49	4.91000%	10	07/29/20	06/06/20	09/08/20
48	407000544	3,452,404.13	5.24800%	3,452,404.13	5.24800%	10	09/06/20	09/06/20	09/08/20
Totals		64,784,837.52		64,784,837.52
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	407000560 09/13/21	19,397,943.37	33,900,000.00	20,879,880.69	1,508,015.20	20,879,880.69	19,371,865.49	26,077.88	0.00	(9,962.52)	36,040.40	0.17%
36	28000789 01/12/22	6,324,536.80	3,900,000.00	5,850,000.00	1,716,213.96	5,618,898.21	3,902,684.25	2,421,852.55	0.00	(582.95)	2,422,435.50	33.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		25,722,480.17	37,800,000.00	26,729,880.69	3,224,229.16	26,498,778.90	23,274,549.74	2,447,930.43	0.00	(10,545.47)	2,458,475.90

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/13/21	0.00	0.00	0.00	26,077.88	0.00	(26,077.88)	0.00	0.00	(26,077.88)
15	407000560	02/11/22	0.00	0.00	36,040.40	0.00	0.00	4,797.50	0.00	0.00	36,040.40
		11/15/21	0.00	0.00	31,242.90	0.00	0.00	5,165.02	0.00	0.00
		09/13/21	0.00	0.00	26,077.88	0.00	0.00	26,077.88	0.00	0.00
36	28000789	05/12/22	0.00	0.00	2,422,435.50	0.00	0.00	357.21	0.00	0.00	2,422,435.50
		04/12/22	0.00	0.00	2,422,078.29	0.00	0.00	111.20	0.00	0.00
		03/11/22	0.00	0.00	2,421,967.09	0.00	0.00	114.54	0.00	0.00
		01/12/22	0.00	0.00	2,421,852.55	0.00	0.00	2,421,852.55	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,458,475.90	26,077.88	0.00	2,432,398.02	0.00	0.00	2,432,398.02

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,902.78	0.00	0.00	36,445.22	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	2,102.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	2,196.80	0.00	0.00	22,950.17	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	1,000.00	0.00	0.00	396.80	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,099.58	0.00	2,102.43	59,792.19	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		74,994.20

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Supplemental Notes
None

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